Estimated unrecognized deferred compensation (Details 2) - Jun. 30, 2015 - CHF (SFr) SFr in Millions	Total
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	SFr 1,994
Aggregate remaining weighted-average requisite service period (years)
Aggregate remaining requisite service period (in years)	1 year 2 months 14 days
Restricted Cash Awards
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	SFr 17
Other Cash Awards
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	190
Contingent Capital Awards (CCA)
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	384
Capital Opportunity Facility (COF)
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	2
Performance shares | Performance share awards
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	427
Stock compensation plan | Share awards
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	972
Stock compensation plan | Plus Bond awards
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	SFr 2